Investments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investments [Line Items]
Fixed Maturity Purchased with Credit Deterioration	$ 0	$ 0
Commercial Mortgage and other loans with credit deterioration	0	0
Loans acquired	3,400	0
Loans sold	3,800	0
Accrued Investment Income Write Down	0	100
Fixed maturities, available-for-sale	1,719,488	1,935,598
Securities Sold under Agreements to Repurchase	0	0
Fair value of collateral that could be sold or repledged	$ 0	$ 0
Commercial mortgage loans, Percentage	100.00%	100.00%
Fixed maturities
Schedule of Investments [Line Items]
Gross unrealized losses of twelve months or more concentrated in various sectors	$ 105,000	$ 3,700
Fixed maturities
Schedule of Investments [Line Items]
Gross Unrealized Loss	274,288	6,718
Gross unrealized losses of twelve months or more concentrated in various sectors	104,998	3,709
Fixed maturities, available-for-sale	1,719,488	1,935,598
Assets Deposited With Governmental Authorities	0	500
Other Income | Fixed maturities | Trading
Schedule of Investments [Line Items]
Unrealized Gain (Loss) on Investments	(3,400)	(2,000)	$ 2,100
Other Income | Equity securities
Schedule of Investments [Line Items]
Unrealized Gain (Loss) on Investments	(1,500)	(300)	$ (800)
Carrying value of non-income producing assets
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale	$ 0
Florida
Schedule of Investments [Line Items]
Commercial mortgage loans, Percentage	12.00%
New York
Schedule of Investments [Line Items]
Commercial mortgage loans, Percentage	10.00%
Oregon
Schedule of Investments [Line Items]
Commercial mortgage loans, Percentage	9.00%
Europe
Schedule of Investments [Line Items]
Commercial mortgage loans, Percentage	3.00%
Mexico
Schedule of Investments [Line Items]
Commercial mortgage loans, Percentage	3.00%
NAIC High or Highest Quality Rating | Fixed maturities
Schedule of Investments [Line Items]
Gross Unrealized Loss	$ 269,600	5,300
NAIC Other Than High or Highest Quality Rating | Fixed maturities
Schedule of Investments [Line Items]
Gross Unrealized Loss	$ 4,700	$ 1,400